ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

MARKETABLE SECURITIES (23.35%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (1.61%)
iShares MSCI ACWI ETF	Exchange-traded Fund	23,690	$1,775,101	$2,505,928
TOTAL EXCHANGE-TRADED FUND			1,775,101	2,505,928

MUTUAL FUNDS (21.74%)
American Funds New Perspective Fund F-3	Mutual fund	288,743	11,647,346	19,175,391
DFA Global Equity Portfolio I	Mutual fund	453,113	9,261,645	14,680,863
TOTAL MUTUAL FUNDS			20,908,991	33,856,254
TOTAL MARKETABLE SECURITIES			22,684,092	36,362,182

PORTFOLIO FUNDS [a,b] (77.79%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (9.34%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short		$10,000,000	$14,494,829	7/1/2018
New Mountain Investments III, LLC [c]	Buyout		-	43,958	12/19/2007
TOTAL MEMBERSHIP INTERESTS			10,000,000	14,538,787

PARTNERSHIP INTERESTS (68.45%)
Accolade Partners VII-C, L.P. [c]	Private Equity		798,750	800,565	12/7/2020
Adams Street Partnership Fund, L.P. [c]	Multi-Strategy		1,447,849	3,338,794	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		6,000,000	7,992,556	4/1/2020
Black River Capital Partners Fund (Food) L.P. [c]	Private Equity		4,489,729	4,279,596	8/5/2011
Blackstone Life Sciences V L.P. [c]	Private Equity		1,497,504	1,787,811	1/10/2020
Capital Dynamics Champion Ventures VII [c]	Venture Capital		2,229,225	10,321,800	2/16/2012
Centerbridge Special Credit Partners [c]	Private Credit		-	101,796	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		5,000,000	9,227,979	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	185,133	7/1/2011
Goldman Sachs Vintage Fund V, L.P. [c]	Buyout		2,073,104	294,265	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P. [c]	Private Equity		3,236,574	1,235,500	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		1,257,000	2,394,270	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit		6,000,000	8,582,191	6/18/2018
RA Capital Heathcare Fund, L.P.	Long/Short		6,000,000	8,467,539	2/1/2019
RA Capital Nexus Fund III, L.P. [c]	Private Equity		400,000	400,000	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short		10,409,049	8,704,876	7/1/2018
Revolution Ventures II, L.P. [c]	Venture Capital		3,132,868	4,488,250	10/24/2013
Stripes V, LP [c]	Private Equity		7,800,388	10,689,464	7/7/2021
The Children's Investment Fund L.P.	Long/Short		5,000,000	10,079,000	11/1/2017
Two Sigma China Core Equity Fund, LP	Hedge Fund		2,500,000	2,610,724	5/1/2021
Viking Global Opportunities LP	Long/Short		10,000,000	10,592,300	1/1/2021
TOTAL PARTNERSHIP INTERESTS			80,696,115	106,574,409
TOTAL PORTFOLIO FUNDS			90,696,115	121,113,196

TOTAL INVESTMENTS (101.14%)			$113,380,207	$157,475,378
Liabilities in excess of other assets (-1.14%)				(1,771,245)

TOTAL NET ASSETS (100.00%)				$155,704,133

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.
[c]	Fair value was determined using significant unobservable inputs.

All investments are in the United States of America, except Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.